Operating segments (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating segments
Non-current assets, except deferred taxes	R$ 878,947	R$ 135,378	R$ 127,230
Brazil
Operating segments
Non-current assets, except deferred taxes	837,362	97,887	93,016
United States of America
Operating segments
Non-current assets, except deferred taxes	38,417	36,010	32,612
Japan
Operating segments
Non-current assets, except deferred taxes	176	398	1,055
China
Operating segments
Non-current assets, except deferred taxes	2,239	776	545
Canada
Operating segments
Non-current assets, except deferred taxes	284	196	0
Portugal
Operating segments
Non-current assets, except deferred taxes	387	0	0
Other countries
Operating segments
Non-current assets, except deferred taxes	R$ 82	R$ 111	R$ 2